Related party transactions (Details) - Schedule of selling and marketing expenses – related party - Kashi Jinwang Art Purchase E-commerce Co., Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions (Details) - Schedule of selling and marketing expenses – related party [Line Items]
Relationship	100% owned by Nanjing Jinwang
Nature	Online advertising expenses
Total	$ 43,590	$ 359,967